Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Tables)	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Advances from the FHLB summarized by year of maturity and weighted average interest rate
Advances from the FHLB are summarized by year of maturity and weighted average interest rate below:

	December 31, 2014
Year Ending December 31	Amount	Weighted Rate
2015	$15,000,000	2.61%
2016	20,000,000	4.61%
2017	12,900,000	4.38%
2018	5,000,000	3.39%
	$52,900,000	3.87%

Callable FHLB advances

As of December 31, 2014
Borrow Date	Maturity Date	Amount	Int. Rate	Type	Call Dates
11/23/05	11/23/15	$5,000,000	3.933%	Multi-Call	05/23/08 and quarterly thereafter
07/11/06	07/11/16	5,000,000	4.800%	Multi-Call	07/11/08 and quarterly thereafter
11/29/06	11/29/16	5,000,000	4.025%	Multi-Call	05/29/08 and quarterly thereafter
05/24/07	05/24/17	7,900,000	4.375%	Multi-Call	05/27/08 and quarterly thereafter
07/25/07	07/25/17	5,000,000	4.396%	Multi-Call	07/25/08 and quarterly thereafter

During the year ended December 31, 2014, the Bank prepaid one FHLB advance totaling $5.0 million and incurred $178,000 in prepayment penalties related to this prepayment. During the year ended December 31, 2013, the Bank prepaid six FHLB advances totaling $30.0 million and incurred $589,000 in prepayment penalties. The Bank did not prepay any FHLB advances during the nine months ended December 31, 2012.